Document and Entity Information	Dec. 15, 2022
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 15, 2022
Entity Registrant Name	Aspira Women’s Health Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34810
Entity Tax Identification Number	33-0595156
Entity Address, Address Line One	12117 Bee Caves Road
Entity Address, Address Line Two	Building Three
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	512
Local Phone Number	519-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AWH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000926617
Amendment Flag	true
Amendment Description	Explanatory NoteThis Amendment No. 1 on Form 8-K/A (this “Amendment”) is an amendment to the Current Report on Form 8-K originally filed by Aspira Women’s Health Inc. (the “Company”) with the Securities and Exchange Commission on December 21, 2022. This Amendment is being filed solely to correct a typographical error on the signature page to reflect that Minh Merchant is the General Counsel and Corporate Secretary of the Company, rather than the Interim Chief Financial Officer.